September 14, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 81 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of making certain changes to the investment strategies and investment risks of the Aberdeen Equity Long-Short Fund, renamed the Aberdeen Focused U.S. Equity Fund.  On or around November 15, 2017, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will report certain information required as of the Fund’s October 31, 2017 fiscal year end and update any other required information.

Please do not hesitate to contact the undersigned at 215-405-5724 with any questions or comments concerning this filing.

Sincerely,

/s/ Katherine Corey
Katherine Corey

cc:                Lucia Sitar, Aberdeen Asset Management Inc.

Rose DiMartino, Willkie Farr & Gallagher LLP

Elliot Gluck, Willkie Farr & Gallagher LLP

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.